SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2021
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in millions, except share and per share data, unless otherwise stated)

	As of December 31,
	2020	2021	2021
			US$’million
			(Note 2)
Assets
Current assets:
Cash and cash equivalents	1,892	581	91
Short-term investments	51	81	13
Other current assets	16	1	0
Total current assets	1,959	663	104
Investment in subsidiaries	16,103	16,928	2,656
Total assets	18,062	17,591	2,760
Liabilities and equity
Current liabilities:
Short-term debt	—	3,028	475
Amount due to subsidiaries	273	257	40
Accrued expenses and other current liabilities	141	213	34
Total current liabilities	414	3,498	549
Long-term debt	6,318	3,158	496
Total liabilities	6,732	6,656	1,045
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,243,644,440 and 3,255,971,250 shares issued as of December 31, 2020 and 2021, and 3,108,425,680 and 3,120,746,090 shares outstanding as of December 31, 2020 and 2021, respectively)	0	0	0
Treasury shares (30,967,640 and 30,974,040 shares as of December 31, 2020 and 2021, respectively)	(107)	(107)	(17)
Additional paid-in capital	9,808	9,964	1,563
Retained earnings	1,502	1,037	163
Accumulated other comprehensive income	127	41	6
Total equity	11,330	10,935	1,715
Total liabilities and equity	18,062	17,591	2,760

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2019	2020	2021	2021
				US$’million
				(Note 2)
Operating costs and expenses:
General and administrative expenses	115	155	110	17
Total operating costs and expenses	115	155	110	17
Loss from operations	(115)	(155)	(110)	(17)
Interest income	10	2	8	1
Interest expense	201	154	128	20
Foreign exchange gain (loss)	5	(8)	(3)	(0)
Other income, net	30	32	15	2
Unrealized loss from fair value changes of equity securities	(27)	(10)	(2)	(0)
Income (loss) in investment in subsidiaries	2,067	(1,899)	(245)	(39)
Net income (loss) attributable to Huazhu Group Limited	1,769	(2,192)	(465)	(73)

Other comprehensive (loss) income, net of tax	(7)	176	(86)	(14)
Comprehensive income (loss)	1,762	(2,016)	(551)	(87)

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2019	2020		2021	2021
					US$’million
					(Note 2)
Net cash (used in) provided by operating activities	(212)	49		9	2
Investing activities:
Investment in subsidiaries	(1,039)	(6,267)		(1,050)	(165)
Receipt of investment in subsidiaries	9	—		—	—
Purchase of short-term investments	—	—		(34)	(5)
Net cash used in investing activities	(1,030)	(6,267)		(1,084)	(170)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	—	6,018		—	—
Payment of ordinary share issuance costs	—	(10)		(15)	(2)
Net settlement on shares repurchased for withholding taxes related to share-based awards	—	—		50	7
Payment of share repurchase	—	—		(0)	(0)
Net proceeds from issuance of ordinary shares upon exercise of option	14	1		1	0
Proceeds of advances from subsidiaries	109	—		0	0
Proceeds from short-term bank borrowings	1,265	—		—	—
Repayment of short-term bank borrowings	—	(282)	A	—	—
Proceeds from long-term bank borrowings	5,206	—		—	—
Repayment of long-term bank borrowings	(5,169)	—		—	—
Proceeds from issuance of convertible senior notes	—	3,499		—	—
Repayment of convertible senior notes	—	(0)		(0)	(0)
Debt financing costs paid	—	(9)		—	—
Dividends paid	(658)	(678)		—	—
Net cash provided by financing activities	767	8,539		36	5
Effect of exchange rate changes on cash and cash equivalents	141	(790)		(272)	(43)
Net (decrease) increase in cash and cash equivalents	(334)	1,531		(1,311)	(206)
Cash, cash equivalents at the beginning of the year	695	361		1,892	297
Cash, cash equivalents at the end of the year	361	1,892		581	91

A—In 2020, Except for repayment of short-term bank borrowings by cash, short-term bank borrowings of RMB 4,628 was settled by investment in subsidiaries.

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2021, there are no material contingencies, mandatory dividend, and significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.